12/19/2005 12:24 FAX 2123062066 AMEX 002

CERTAMX

1-6523

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

05073742

DEC 19 2005

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

December 19, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 2 0 2005
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange LLC (the "Exchange") has received from Bank of America Corporation (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Capital Protected EquitY PerformanCe LinkEd Securities "Basket CYCLES" Linked to a "70/30" Basket of Four Indices and Exchange Traded Fund

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas